MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and Union Bank, National Association, as indenture trustee (the "Indenture Trustee"), the 2009-B Indenture Supplement, dated as of August 13, 2009, the 2009-D Indenture Supplement, dated as of August 13, 2009, the 2010-A Indenture Supplement, dated as of July 28, 2010, the 2011-A Indenture Supplement, dated as of November 9, 2011, the 2011-B Indenture Supplement, dated as of November 9, 2011, the 2012-A Indenture Supplement, dated as of Aprl 12, 2012 (each, an "Indenture Supplement"), World Financial Network Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance as of the Trust during the previous month. Capitalized terms herein are defined in the Indenture and the Indenture Supplements. The information required to be prepared with respect to the Distribution Date of July 16, 2012 and with respect to the performances of the Trust during the month of June 2012 is set forth below.

Monthly Period:	Jun-12
Determination Date:	7/12/2012
Distribution Date:	7/16/2012
Number of Days in period:	31
Number of Days in month:	30
Record Date:	6/30/2012

I. DEAL PARAMETERS
	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A

(a) Class A Initial Note Principal Balance	$395,000,000.00	$245,000,000.00	$355,500,000.00	$250,000,000.00	$100,000,000.00	$412,500,000.00
(b) Class M Initial Note Principal Balance	$18,750,000.00	$11,629,747.00	$16,875,000.00	$11,867,089.00	$4,746,836.00	$20,625,000.00
(c) Class B Initial Note Principal Balance	$23,750,000.00	$14,731,013.00	$21,375,000.00	$15,031,645.00	$6,012,658.00	$26,125,000.00
(d) Class C Initial Note Principal Balance	$62,500,000.00	$38,765,823.00	$56,250,000.00	$39,556,963.00	$15,822,785.00	$68,750,000.00
(e) Class D Initial Note Principal Balance	$0.00	$0.00	$0.00	$0.00	$0.00	$22,000,000.00
(f) Total Initial Note Principal Balance	$500,000,000.00	$310,126,583.00	$450,000,000.00	$316,455,697.00	$126,582,279.00	$550,000,000.00

(g) Class A Initial Note Principal Balance %	79.00%	79.00%	79.00%	79.00%	79.00%	75.00%
(h) Class M Initial Note Principal Balance %	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
(i) Class B Initial Note Principal Balance %	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
(j) Class C Initial Note Principal Balance %	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
(k) Class D Initial Note Principal Balance %	0.00%	0.00%	0.00%	0.00%	0.00%	4.00%

(l) Required Retained Transferor Percentage	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
(m) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% Feb-Oct)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(n) LIBOR rate as of most recent reset day	0.242%	0.242%	0.242%	0.242%	0.242%	0.242%

(o) Class A Rate	3.79%	4.66%	3.96%	1.68%	2.45%	3.14%
(p) Class A Swap Rate, if applicable
(q) Class A Swap Rate plus Spread, if applicable

(r) Class M Rate	0.00%	0.00%	5.20%	2.50%	3.00%	3.75%
(s) Class M Swap Rate, if applicable
(t) Class M Swap Rate plus Spread, if applicable

(u) Class B Rate	0.00%	0.00%	6.75%	3.25%	4.00%	4.25%
(v) Class B Swap Rate, if applicable
(w) Class B Swap Rate plus Spread, if applicable

(x) Class C Rate	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
(y) Class C Swap Rate, if applicable
(z) Class C Swap Rate plus Spread, if applicable

(aa) Class D Rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(ab) Servicing Fee Percentage	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES

	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A
Monthly Period	36	36	25	8	8	3

(a) Initial Collateral Amount	$500,000,000.00	$310,126,583.00	$450,000,000.00	$316,455,697.00	$126,582,279.00	$550,000,000.00

(b) Principal Payments made to Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Principal Account and Principal Accumulation Account Balances	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(e) Collateral Amount- End of Current Monthly Period	$0.00	$310,126,583.00	$450,000,000.00	$316,455,697.00	$126,582,279.00	$550,000,000.00

(f) Beginning Class A Note Principal Balance	$395,000,000.00	$245,000,000.00	$355,500,000.00	$250,000,000.00	$100,000,000.00	$412,500,000.00
(g) Beginning Class M Note Principal Balance	$18,750,000.00	$11,629,747.00	$16,875,000.00	$11,867,089.00	$4,746,836.00	$20,625,000.00
(h) Beginning Class B Note Principal Balance	$23,750,000.00	$14,731,013.00	$21,375,000.00	$15,031,645.00	$6,012,658.00	$26,125,000.00
(i) Beginning Class C Note Principal Balance	$62,500,000.00	$38,765,823.00	$56,250,000.00	$39,556,963.00	$15,822,785.00	$68,750,000.00
(j) Beginning Class D Note Principal Balance	$0.00	$0.00	$0.00	$0.00	$0.00	$22,000,000.00
(k) Total Beginning Note Principal Balance	$500,000,000.00	$310,126,583.00	$450,000,000.00	$316,455,697.00	$126,582,279.00	$550,000,000.00

(l) Ending Class A Note Principal Balance	$395,000,000.00	$245,000,000.00	$355,500,000.00	$250,000,000.00	$100,000,000.00	$412,500,000.00
(m) Ending Class M Note Principal Balance	$18,750,000.00	$11,629,747.00	$16,875,000.00	$11,867,089.00	$4,746,836.00	$20,625,000.00
(n) Ending Class B Note Principal Balance	$23,750,000.00	$14,731,013.00	$21,375,000.00	$15,031,645.00	$6,012,658.00	$26,125,000.00
(o) Ending Class C Note Principal Balance	$62,500,000.00	$38,765,823.00	$56,250,000.00	$39,556,963.00	$15,822,785.00	$68,750,000.00
(p) Ending Class D Note Principal Balance	$0.00	$0.00	$0.00	$0.00	$0.00	$22,000,000.00
(q) Total Ending Note Principal Balance	$500,000,000.00	$310,126,583.00	$450,000,000.00	$316,455,697.00	$126,582,279.00	$550,000,000.00

(r) Allocation Percentage- Finance Charges Collections and Default Amounts	7.50%	9.31%	13.51%	9.50%	3.80%	16.51%

(s) Allocation Percentage- Principal Collections	14.98%	9.29%	13.48%	9.48%	3.79%	16.48%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$3,324,180,733.52

(b) Collection of Principal Receivables	$521,006,858.47
(c) Defaulted Receivables (principal charge-offs):	$19,524,620.61
(d) Dilution (Principal net of Debit Adjustments):	$67,382,816.21
(e) Sales (principal receivables generated):	$660,282,601.68
(f) Net (Removal)/Addition of Principal Receivables:	$141,544,228.97

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$3,518,093,268.88

(h) Recoveries of previously Charged-off Receivables:	$5,357,388.06

(i) Beginning of the Month Finance Charge Receivables	$114,900,632.24
(j) End of the Month Finance Charge Receivables	$122,995,903.75

IV. RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:

(a) Collections of Principal Receivables	$521,006,858.47
(b) Collections of Finance Charge Receivables	$93,367,458.69
(c) Total Collections (a+b).	$614,374,317.16
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	18.48%

DELINQUENCIES AND LOSSES:

End of the month delinquencies:
(e) 1-30 days delinquent (CA1)	$178,322,083.52
(f) 31-60 days delinquent (CA2)	$51,611,782.10
(g) 61-90 days delinquent (CA3)	$33,608,779.81
(h) 91-120 days delinquent (CA4)	$22,674,585.97
(i) 121-150 days delinquent (CA5)	$17,877,025.41
(j) 151+ days delinquent (CA6)	$16,949,518.18

(k) Total delinquencies (e +f + g + h + i + j)	$321,043,774.99

CHARGE-OFFS:

(l) Defaulted Receivables (principal charge-offs):	$19,524,620.61
(m) Recoveries of previously Charged-off Receivables	$5,357,388.06
(n) Gross Principal Charge-Offs (% of EOM Total Principal Receivables)	6.66	% (annualized)
(o) Net Principal Charge-Offs (% of EOM Total Principal Receivables)	4.83	% (annualized)

V. TRANSFEROR INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% Feb-Oct)	0.00%

(c) Beginning Transferor's Amount	$471,649,353.43
(d) Ending Transferor's Amount	$728,928,709.88
(e) Minimum Transferor's Amount	$140,723,730.76
(f) Excess Funding Account Balance at end of Monthly Period	$0.00
(g) Principal Accounts Balance at end of Monthly Period	500,000,000.00
(h) Sum of Principal Receivables, Excess Funding and Principal Accounts	$4,018,093,268.88

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

VI. TRUST ACCOUNT BALANCES AND EARNINGS

	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A
BEGINNING ACCOUNT BALANCES:

(a) Finance Charge Account	$6,135,518.71	$4,045,048.51	$5,869,447.90	$3,883,130.27	$1,553,252.12	$5,410,195.23
(b) Cash Collateral Account	$20,000,000.00	$12,405,063.32	$18,000,000.00	$12,658,228.00	$5,063,292.00	$0.00
(c) Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Reserve Account	$2,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Principal Accumulation Account	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(g) Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

ENDING ACCOUNT BALANCES:

(h) Finance Charge Account	$6,234,848.97	$3,924,412.12	$5,694,402.07	$12,658,228.00	$5,063,292.00	$6,524,580.42
(i) Cash Collateral Account	$20,000,000.00	$12,405,063.32	$18,000,000.00	$3,466,440.43	$1,501,629.55	$0.00
(j) Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Reserve Account	$2,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Principal Account	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(m) Principal Accumulation Account	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

INTEREST AND EARNINGS:

(o) Interest and Earnings on Finance Charge Account	$89.32	$56.22	$81.57	$181.34	$72.53	$93.48
(p) Interest and Earnings on Cash Collateral Account	$286.50	$177.71	$257.85	$49.66	$21.51	$0.00
(q) Interest and Earnings on Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(r) Interest and Earnings on Reserve Account	$35.82	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Interest and Earnings on Principal Accumulation Account	$3,581.25	$0.00	$0.00	$0.00	$0.00	$0.00
(t) Interest and Earnings on Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(u) Interest and Earnings on Pre-Funding Reserve Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

VII. ALLOCATION and APPLICATION of COLLECTIONS

	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A
APPLICATIONS OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$7,001,735.16	$8,680,977.52	$12,596,275.50	$8,858,132.63	$3,543,254.70	$15,395,126.47

(b) Class A Monthly Interest	$1,247,541.67	$951,416.67	$1,173,150.00	$350,000.00	$204,166.67	$1,079,375.00
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable

(d) Class M Monthly Interest	$0.00	$0.00	$73,125.00	$24,723.10	$11,867.09	$64,453.13
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable

(f) Class B Monthly Interest	$0.00	$0.00	$120,234.38	$40,710.71	$20,042.19	$92,526.04
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable

(h) Servicing Fee (Beginning Collateral Amount*2%/12)	$416,666.67	$516,877.64	$750,000.00	$527,426.16	$210,970.47	$916,666.67

(i) Class C Monthly Interest	$0.00	$0.00	$234,375.00	$164,820.68	$65,928.27	$286,458.33
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable

(k) Class D Monthly Interest	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(l) Investor Default Amounts	$1,474,397.48	$1,828,999.41	$2,653,915.46	$1,866,325.93	$746,530.37	$3,243,674.46
(m) Uncovered Dilution Amounts	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(o) Required to be Deposited into Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Required Reserve Account Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(q) Required to be Deposited into the Spread Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(r) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Other Payments Required to be made	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(t) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r-s)	$3,863,129.34	$5,383,683.80	$7,591,475.66	$5,884,126.05	$2,283,749.64	$9,711,972.84

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A
APPLICATION OF PRINCIPAL COLLECTIONS:

(u) Investor Principal Collections	$78,054,100.22	$48,413,302.78	$70,248,690.20	$49,401,329.38	$19,760,531.78	$85,859,510.24

(v) Less Reallocated Principal Collections	$215,832,173.31	($25,021,703.04)	($36,307,001.68)	($25,532,350.05)	($10,212,940.04)	($44,375,224.27)

(w) Plus Shared Principal Collections from other Principal Sharing Series	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(x) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(y) Available Principal Collections (t+u+v+w)	$293,886,273.53	$23,391,599.74	$33,941,688.52	$23,868,979.33	$9,547,591.74	$41,484,285.97

(z) Deposits to Principal Accumulation Account	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(aa) Monthly Principal applied for payments to the Class A Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ab) Monthly Principal applied for payments to the Class M Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ac) Monthly Principal applied for payments to the Class B Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ad) Monthly Principal applied for payments to the Class C Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ae) Shared Principal Collections applied to other Principal Sharing	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

VIII. INVESTOR CHARGE-OFFS
	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A

(a) Investor Defaults and Uncovered Dilution	$1,474,397.48	$1,828,999.41	$2,653,915.46	$1,866,325.93	$746,530.37	$3,243,674.46
(b) Reimbursed from Available Funds	$1,474,397.48	$1,828,999.41	$2,653,915.46	$1,866,325.93	$746,530.37	$3,243,674.46
(c) Reimbursed from Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$1,474,397.48	$1,828,999.41	$2,653,915.46	$1,866,325.93	$746,530.37	$3,243,674.46
(e) Investor Charge-off (a - d)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

IX. YIELD and BASE RATE
	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A
Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	3.99%	5.68%	6.27%	4.20%	4.86%	5.32%
(b) Base Rate (prior month)	4.99%	5.68%	6.27%	4.20%	4.86%	5.32%
(c) Base Rate (2 months prior)	4.99%	5.68%	6.27%	4.20%	4.86%	4.47%

(d) 3 Month Average Base Rate	4.66%	5.68%	6.27%	4.20%	4.86%	5.04%

Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(e) Portfolio Yield (current month)	13.27%	26.51%	26.51%	26.51%	26.51%	26.51%
(f) Portfolio Yield (prior month)	25.41%	25.37%	25.37%	25.37%	25.37%	25.36%
(g) Portfolio Yield (2 months prior)	25.18%	25.18%	25.18%	25.18%	25.18%	26.99%

(h) 3 Month Average Portfolio Yield	21.29%	25.69%	25.69%	25.69%	25.69%	26.29%

Excess Spread Percentage
(Portfolio Yield less Base Rate)

(i) Portfolio Adjusted Yield (current month)	9.27%	20.83%	20.24%	22.31%	21.65%	21.19%
(j) Portfolio Adjusted Yield (prior month)	20.42%	19.69%	19.10%	21.17%	20.51%	20.04%
(k) Portfolio Adjusted Yield (2 months prior)	20.18%	19.50%	18.91%	20.98%	20.31%	22.52%

(l) Portfolio Adjusted Yield (3 month average)	16.63%	20.01%	19.42%	21.49%	20.82%	21.25%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2009-B, SERIES 2009-D, SERIES 2010-A, SERIES 2011-A, SERIES 2011-B and SERIES 2012-A

X. PRINCIPAL ACCUMULATION ACCOUNT
	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$197,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$197,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$395,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$9,375,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$9,375,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$11,875,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$11,875,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$31,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$31,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Ending PAA balance (c + f + i + l)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

XI. PRINCIPAL REPAYMENT
	Series 2009-B	Series 2009-D	Series 2010-A	Series 2011-A	Series 2011-B	Series 2012-A

(a) Class A Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal Payments	$395,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal Paid (a + b)	$395,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal Payments	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal Paid (d + e)	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal Payments	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal Paid (g + h)	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal Payments	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal Paid (j + k)	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

World Financial Network Bank, as Servicer

By:	/s/ Timothy P. King
Name:	Timothy P. King
Title:	President